Insurance Subsidiary Financial Information and Regulatory Matters	12 Months Ended
Dec. 31, 2011
Insurance Subsidiary Financial Information and Regulatory Matters

(19) Insurance Subsidiary Financial Information and Regulatory Matters

Our insurance company subsidiaries are restricted by state and foreign laws and regulations as to the amount of dividends they may pay to their parent without regulatory approval in any year, the purpose of which is to protect affected insurance policyholders, depositors or investors. Any dividends in excess of limits are deemed “extraordinary” and require approval. Based on estimated statutory results as of December 31, 2011, in accordance with applicable dividend restrictions, our subsidiaries could pay dividends of approximately $1.3 billion to us in 2012 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2012 at this level as they retain capital for growth and to meet capital requirements.

Our domestic insurance subsidiaries paid dividends of $12 million (none of which were deemed “extraordinary”), $47 million ($20 million of which were deemed “extraordinary”) and $50 million ($24 million of which were deemed “extraordinary”) during 2011, 2010 and 2009, respectively.

In addition to the guarantees discussed in notes 18 and 22, we have provided guarantees to third parties for the performance of certain obligations of our subsidiaries. We estimate that our potential obligations under such guarantees, other than the Rivermont I guarantee, were $65 million and $46 million as of December 31, 2011 and 2010, respectively. We provide a limited guarantee to Rivermont I, an indirect subsidiary, which is accounted for as a derivative carried at fair value and is eliminated in consolidation. As of December 31, 2011 and 2010, the fair value of this derivative was $6 million and $23 million, respectively, and was recorded in other liabilities. We also provide an unlimited guarantee to policyholders for the solvency of our mortgage insurance subsidiary located in the United Kingdom. However, based on risk in-force as of December 31, 2011, we believe our mortgage insurance subsidiary has sufficient reserves and capital to cover its policyholder obligations.

Our U.S. domiciled insurance subsidiaries file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders’ equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake Insurance Company VI (“River Lake VI”), River Lake Insurance Company VII (“River Lake VII”), River Lake Insurance Company VIII (“River Lake VIII”) and Genworth Life Insurance Company of New York (“GLICNY”). River Lake VII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VIII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves. GLICNY received a permitted practice from New York to exempt certain of its investments from a new NAIC structured security valuation and ratings process.

The tables below include the combined statutory net loss and statutory capital and surplus for our U.S. domiciled insurance subsidiaries:

	Years ended December 31,
(Amounts in millions)	2011	2010	2009
Combined statutory net income (loss):
Life insurance subsidiaries, excluding captive life reinsurance subsidiaries	$(69)	$24	$101
Mortgage insurance subsidiaries	(684)	(925)	(621)

Combined statutory net loss, excluding captive reinsurance subsidiaries	(753)	(901)	(520)
Captive life insurance subsidiaries	(146)	(132)	(154)

Combined statutory net loss	$(899)	$(1,033)	$(674)

	As of December 31,
(Amounts in millions)	2011	2010
Combined statutory capital and surplus:
Life insurance subsidiaries, excluding captive life reinsurance subsidiaries	$2,294	$2,213
Mortgage insurance subsidiaries	792	1,098

Combined statutory capital and surplus	$3,086	$3,311

The statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from our U.S. domiciled life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the life insurance subsidiaries’ combined statutory net income (loss) and distributable income are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,518 million and $1,574 million as of December 31, 2011 and 2010, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII and River Lake VIII, include surplus notes (non-recourse funding obligations) as further described in note 13.

The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk; (ii) insurance risk; (iii) interest rate and equity market risk; and (iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of each of our life insurance subsidiaries. As of December 31, 2011 and 2010, each of our life insurance subsidiaries exceeded the minimum required RBC levels.

For regulatory purposes, our mortgage insurance subsidiaries are required to maintain a statutory contingency reserve. Annual additions to the statutory contingency reserve must equal the greater of: (i) 50% of earned premiums or (ii) the required level of policyholders position, as defined by state insurance laws. These contingency reserves generally are held until the earlier of: (i) the time that loss ratios exceed 35% or (ii) ten years. The statutory contingency reserves for our U.S. mortgage insurance subsidiaries were approximately $4 million as of December 31, 2011.

As of December 31, 2011, Genworth Mortgage Insurance Corporation (“GEMICO”), our primary U.S. mortgage insurance subsidiary, exceeded the maximum risk-to-capital ratio of 25:1 established under North Carolina law and enforced by the North Carolina Department of Insurance (“NCDOI”). As of December 31, 2011, GEMICO’s risk-to-capital ratio was approximately 32.9:1. Over the next several quarters, we expect GEMICO’s risk-to-capital ratio to continue to increase. The amount of such increases will depend principally on the level of future losses incurred by GEMICO and the amount of additional capital that is generated within the business or capital support that we may provide. Our estimate of the amount and timing of future losses is inherently uncertain, requires significant judgment and may change significantly over time. However, effective January 31, 2011, the NCDOI granted GEMICO a revocable two-year waiver of compliance with its risk-to-capital requirement. The waiver, which the NCDOI can modify or terminate at any time in its discretion, gives GEMICO the ability to continue to write new business in North Carolina during the period covered by the waiver, notwithstanding that GEMICO’s risk-to-capital ratio exceeds 25:1. Thirty-four of the states in which GEMICO operates do not impose their own risk-to-capital requirements; consequently, GEMICO is permitted to continue to write business in those states so long as it is permitted to write business in North Carolina. Sixteen states (including North Carolina) impose their own risk-to-capital requirements. Of these 16 states, 12 granted revocable waivers (or the equivalent) of their risk-to-capital requirements to allow GEMICO to continue to write new business, although two such waivers are no longer in effect as of December 31, 2011. Consequently, GEMICO was authorized to write new business in 44 states as of December 31, 2011, and is unable to write new business in the six states with risk-to-capital requirements where it was not able to obtain or no longer operates with the benefit of a waiver. From December 31, 2010 until July 31, 2011 in the case of three of these states (and for a longer period for the fourth state), we wrote new insurance through another of our U.S. mortgage insurance subsidiaries, Genworth Residential Mortgage Insurance Corporation of North Carolina (“GRMIC-NC”). With the approval of applicable state insurance regulators and the GSEs, after July 31, 2011, we began writing new business through Genworth Residential Mortgage Assurance Corporation (“GRMAC”) in three of these states (and after December 31, 2011, in the two additional states with alternative risk-to-capital waiver limitations) while continuing to use GRMIC-NC to write new business in the sixth state. Freddie Mac’s and Fannie Mae’s approvals of this arrangement expire on July 31, 2012 and December 31, 2012, respectively.